FAIR VALUE MEASUREMENTS (Details) - Schedule of Fair Value Measurement Inputs and Valuation Techniques - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 18, 2020	Dec. 31, 2019
Schedule of Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Risk-free interest rate	0.76%	0.43%	0.45%
Expected volatility	60.00%	60.00%	50.00%	80.00%
Share Price	$ 10.15	$ 8.90
Exercise Price	$ 11.50	$ 11.50	$ 11.50
Expiration date	Dec. 18, 2025	Dec. 18, 2025